Property and Equipment, Net and Right-of-Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net and Right-of-Use Assets, Net [Abstract]
Schedule of Fixed and Right-of-Use Assets

The balances of the fixed and right-of-use assets are presented as follows:

	December 31, 2023
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Vehicles	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	108	556	2,871	272	(50)	47	204	3,143	7,151
Additions	-	384	2,918	24	-	-	179	768	4,273
Acquisitions	-	12	225	-	-	-	-	108	345
Disposals	-	(143)	(2,188)	(67)	50	-	(63)	(829)	(3,240)
At December 31	108	809	3,826	229	-	47	320	3,190	8,529
Accumulated depreciation:
At January 1	(8)	(151)	(803)	(54)	50	-	(110)	(1,702)	(2,778)
Depreciation expense	(11)	(88)	(832)	(21)	-	-	(98)	(862)	(1,912)
Acquisitions	-	(2)	(63)	-	-	-	-		(65)
Disposals	-	-	803	18	(50)	-	71	809	1,651
At December 31	(19)	(241)	(895)	(57)	-	-	(137)	(1,755)	(3,104)
Net amount	89	568	2,931	172	-	47	183	1,435	5,425
Depreciation period (in years)	3	10	5	10	10

	December 31, 2022
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Vehicles	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	50	548	1,849	272	(50)	62	127	3,030	5,888
Additions	58	12	1,131	-	-	52	77	113	1,443
Disposals	-	(4)	(109)	-	-	(67)	-	-	(180)
At December 31	108	556	2,871	272	(50)	47	204	3,143	7,151
Accumulated depreciation:
At January 1	-	(58)	(342)	(31)	44	-	(73)	(573)	(1,033)
Depreciation expense	(8)	(94)	(519)	(23)	-	-	(37)	(1,129)	(1,810)
Disposals	-	1	58	-	6	-	-	-	65
At December 31	(8)	(151)	(803)	(54)	50	-	(110)	(1,702)	(2,778)
Net amount	100	405	2,068	218	-	47	94	1,441	4,373
	December 31, 2021
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Vehicles	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	-	71	186	23	-	-	-	-	280
Additions	50	149	731	25	-	67	64	1,972	3,058
Acquisitions (noted 5)	-	450	959	224	39		63	1,058	2,793
Disposals	-	(122)	(27)	-	(89)	(5)	-	-	(243)
At December 31	50	548	1,849	272	(50)	62	127	3,030	5,888
Accumulated depreciation:
At January 1	-	(12)	(53)	(5)	-	-	-	-	(70)
Depreciation expense	-	(93)	(290)	(26)	(16)	-	(73)	(573)	(1,071)
Disposals	-	47	1	-	60	-	-	-	108
At December 31	-	(58)	(342)	(31)	44	-	(73)	(573)	(1,033)
Net amount	50	490	1,507	241	(6)	62	54	2,457	4,855

Schedule of Right-of-Use Asset and Lease Liabilities

The following tables show the changes in the right-of-use asset and lease liabilities:

Right-of-use asset:
Balance as of January 1, 2021	-
Acquisitions from business combinations	1,058
Additions	1,972
Amortization	(573)
Balance as of December 31, 2021	2,457
Additions	113
Amortization	(1,129)
Balance as of December 31, 2022	1,441
Additions	876
Amortization	(862)
Disposals	(20)
Balance as of December 31, 2023	1,435
Lease liabilities:
Balance as of January 1, 2021	-
Acquisitions	1,058
Additions	1,972
Interest accrued	103
Consideration paid	(596)
Balance as of December 31, 2021	2,537
Interest accrued	175
Consideration paid	(1,238)
Remeasurement	113
Balance as of December 31, 2022	1,587
Interest accrued	316
Additions	1,341
Consideration paid	(1,053)
Cancellations	(710)
Remeasurement	38
Balance as of December 31, 2023	1,519

Schedule of Future Contractual Lease Payments

The following provides information regarding the timing of future contractual lease payments at December 31, 2023, and 2022:

	2023	2022
Amounts payable under leases:
Up to 1 year	912	1,174
From 2 to 3 years	894	535
Less: Interest to be appropriated	(287)	(122)
Present value of lease liabilities	1,519	1,587